UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way  Suite 122

Brookfield, WI   53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 436-8700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Frontier MicroCap Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

COMMON STOCK - 142.91%
Shares		Value

Agricultural Chemicals - 6.51%
4,000	Bion Enviornmental Technologies, Inc. *	$ 3,800

Agriclutural Prod-Livestock & Animal Specialties - 0.06%
2,000	Eternal Technologies Group, Inc. *	36

Biological Products (No Diagnostic Substances) - 2.82%
83	Qiagen NV (Netherlands) *	1,543
3,600	Symbollon Corp. *	104
		1,647
Calculating & Accounting Machines - 0.10%
192	Secure Alliance Holdings Corp. *	58

Commerical Printing - 0.27%
3,000	Kolorfusion International, Inc. *	90
2,200	We-R-You Corp. *	66
		156
Communications Services & Equipment - 7.39%
134	Cardinal Communications, Inc. *	0
3,500	Distinctive Devices, Inc. *	35
500	Metroconnect, Inc. *	40
43,000	Nighthawk Systems, Inc. *	989
100	Proxim Corp. *	1
1,000	WPCS International, Inc. *	3,250
		4,315
Computer Technology - 24.56%
600	Alanco Technologies, Inc. *	246
10,000	Authentidate Holding Corp. *	12,000
2,000	Egames, Inc. *	360
300	Evolving Systems, Inc. *	780
200	Forlink Software Corp., Inc. *	120
1,334	Identiphi, Inc. *	1
3,000	Ilinc Communciations, Inc. *	300
80	Insynq, Inc. *	0
300	Interlink Electronics, Inc. *	90
50	Socket Communications, Inc. *	175
133	Voxware, Inc. *	258
		14,330
Crude Petroleum & Natural Gas - 3.30%
5,000	Far East Energy Corp. *	1,925

Electromedical & Electrotherapy - 7.04%
5,000	Dynatronics Corp. *	3,200
600	Echo Therapeutics, Inc. *	906
		4,106
Food Products - 0.85%
2,000	New Dragon Asia Corp. (China) *	308
170	Z-Trim Holdings, Inc. *	189
		497
Finance Services - 5.65%
1,000	Global Axcess Corp. *	440
568	Standard Holdings Group, Ltd. *	22
2,836	Standard Holdings Group, Ltd. * †	2,836
		3,298
Games, Toys & Children's Vehicles - 3.73%
1,000	Action Products International, Inc. *	90
8,000	Mad Catz Interactive, Inc. *	2,088
		2,178
Household Audio & Video Equipment - 0.00%
10,000	SLS International, Inc. *	2

In Vitro & In Vivo Diagnostic - 4.35%
1,000	Immunomedics, Inc. *	2,540

Instruments For Measurement & Testing - 0.96%
1,000	Wireless Telecom Group, Inc. *	560

Investors, NEC - 0.50%
9,700	CVF Technologies Corp. *	291

Jewlery, Silverware & Plated Ware - 5.01%
1,500	LJ International, Inc. (Hong Kong) *	2,925

Laboratory Analytical Instruments - 0.64%
34	Clinical Data, Inc. *	375

Land Subdividers & Developers - 0.20%
231,000	Falcon Ridge Development, Inc. *	116

Miscellaneous - 0.00%
500	Angelciti Enertainment, Inc. *	1
9	Progressive Gaming International Corp. *	0
3,000	Smatire Systems, Inc. *	0
2,000	Stonepath Group, Inc. *	0
		1
Measuring & Controlling Device - 6.05%
2,100	Pressure Biosciences, Inc. *	3,528

Medicinal Chemicals & Botanical Products - 0.55%
40,000	China Holding, Inc. *	320

Metals Mining - 0.93%
667	API Nanotronics Corp. *	487
625	Rock Energy Resources, Inc. *	56
		543
Motorcycles, Bicycles & Parts - 1.21%
1,603	Viper Powersports, Inc. *	705

Pharmaceuticals Preparations - 24.38%
2,500	Geopharma, Inc. *	1,475
12,000	Provectus Pharmaceutical, Inc. *	12,360
183	QLT, Inc. (Canada) *	388
		14,223
Semiconductors & Related Devices - 1.02%
250	Conexant Systems, Inc. *	360
1,000	DPAC Technologies Corp. *	20
200	Emagin Corp. *	218
		598
Services-Advertising - 15.77%
40,000	Waytronx, Inc. *	9,200

Services-Business Services - 1.75%
3,000	Cash Technologies, Inc. *	300
15,000	Datalogic International, Inc. *	12
223	Flo Corp. *	2
500	Global Network, Inc. *	60
4,900	International Monetary Systems Ltd. *	637
15	Sancon Resource Recovery, Inc. *	4
14	Unity One Capital, Inc. *	0
5	Western Capital Resources, Inc. *	5
		1,020
Services-Educational Services - 3.71%
400	Princeton Review, Inc. *	2,164

Services-Management Consulting - 0.47%
55,000	Small Business Co. *	275

Services-Medical Laboratories - 7.20%
2,000	American Shared Hospital Services *	4,200

Special Industry Machinery, NEC - 1.46%
666	Tegal Corp. *	852

Surgical & Medical Instruments - 0.72%
7,500	Acunetx, Inc. *	113
300	Advansource Biomaterials Corp. *	108
50	Cardiac Science Corp. *	201
		422
Television Advertising - 0.00%
200	Mindpix Corp. *	0

Telephone & Telegraph Appartus - 0.07%
27,513	Hop-On.Com *	28
10,000	Telenetics Corp. *	6
		34
Telephone Communications - 3.29%
300	City Telecom (HK) Ltd. (Hong Kong) ADR	1,230
1	Commerce Online, Inc. *	0
50	Epicus Communications Group, Inc. *	0
8,000	Globalnet Corp. *	2
200	Multiband Corp. *	472
7,000	Newmarket Technology, Inc. *	189
2,000	SVI Media, Inc. *	20
5,000	Viseon, Inc. *	3
		1,916
Television Broadcasting Stations - 0.31%
900	OBN Holdings *	180

Wholesale Groceries & Related - 0.02%
5,000	Growers Direct Coffee Company, Inc. *	13

Wholesale Medical & Dental - 0.05%
10,000	Molecular Imaging Corp. *	28

Wholesale Miscellaneous Nondurable- 0.01%
1,000	AHPC Holdings, Inc. *	6

TOTAL FOR COMMON STOCK (Cost $397,230) -142.91%		$ 83,383

WARRANTS - 0%
5,000	Action Product International, Inc. *	$ 0

TOTAL FOR WARRANTS (Cost $0)		$ 0

TOTAL INVESTMENTS (Cost $397,230) - 142.91%		$ 83,383

LIABILITIES IN EXCESS OF OTHER ASSETS - (42.91)%		(25,035)

NET ASSETS - 100.00%		$ 58,348

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
† Restricted Security

NOTES TO FINANCIAL STATEMENTS
The Frontier Equity Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $397,230 amounted to $313,847 which consisted of aggregate gross unrealized appreciation of $9,638 and aggregate gross unrealized depreciation of $323,485.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 83,383	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 83,383	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date August 25, 2009

By /s/Joel R Blumenschein

*Vice President

Date August 25, 2009

* Print the name and title of each signing officer under his or her signature.